Document and Entity Information	Jun. 02, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This current report on Form 8-K/A is filed as an amendment (this “Amendment”) to the Current Report on Form 8-K filed by Ooma, Inc. (the “Company”) dated June 8, 2021 (the “Original Report”). The Company filed the Original Report to disclose the results of the matters submitted to a vote by the Company’s stockholders at the annual meeting of stockholders held on June 2, 2021 (the “2021 Annual Meeting”). The sole purpose of this Amendment is to disclose, in accordance with Item 5.07(d) of Form 8-K, the Company’s decision regarding how frequently it will submit to stockholders future advisory votes on the compensation of the Company’s named executive officers (“say-on-pay proposals”) until the next required advisory vote regarding the frequency of future say-on-pay proposals.
Document Period End Date	Jun. 02, 2021
Entity Registrant Name	Ooma, Inc
Entity Central Index Key	0001327688
Entity Emerging Growth Company	false
Entity File Number	001-37493
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-1713274
Entity Address, Address Line One	525 Almanor Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94085
City Area Code	650
Local Phone Number	566-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001
Trading Symbol	OOMA
Security Exchange Name	NYSE